Prepayments and other assets - Summary Of Prepayments And Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current
Deposits	$ 127	$ 4
Current
Prepayments	81	34
Tax recoverable	48	25
Deposits	48	35
Others	23	28
Less: Loss allowance	(15)	(13)
Current prepayments and other current assets	$ 185	$ 109